Note 17 - Pension Plan - Expected Future Payments of Pension Benefit (Details) - Pension Plan [Member] $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 464
2018	546
2019	617
2020	644
2021	687
2022 - 2026	$ 4,375